Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Prepayments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Prepaid taxes	10,451	11,311
Prepaid rent	2,126	433
Prepaid fees and licenses	848	1,194
Prepaid benefit costs (Note 26)	400	261
Prepaid selling and promotions (Note 25)	289	494
Prepaid repairs and maintenance	207	232
Prepaid insurance (Note 25)	105	105
Other prepayments (Note 25)	577	531
	15,003	14,561
Less current portion of prepayments	9,633	7,505
Noncurrent portion of prepayments	5,370	7,056